Prepayments and Other Assets, Net (Details) - Schedule of Movement in the Allowance for Doubtful Loans - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Movement in the Allowance for Doubtful Loans [Abstract]
Balance at the beginning of the year	¥ 7,644	¥ 31,694	¥ 4,997
Provision (reversal) for the year	1,702	(20,179)	26,697
Written-offs	(4,580)	(3,871)
Balance at the end of the year	¥ 4,766	¥ 7,644	¥ 31,694